Sanctions - Additional Information (Detail) $ in Thousands	Aug. 09, 2018 item	Mar. 13, 2024 CLF	Mar. 13, 2024 CLP ($)	Dec. 31, 2023 CLF	Dec. 31, 2023 CLP ($)	Feb. 21, 2022 CLF	Feb. 21, 2022 CLP ($)
Disclosure Of Sanctions [Line Items]
Sanctions Provisions | $					$ 2,620,719
Valparaso Regional Health Ministry [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				CLF 500	32,108
Tarapaca's Health Secretary's [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				500	32,108
Coquimbo Regional Health Ministry [Member] | Alleged Violation of Keeping Waste in an Unauthorized Area [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				500	32,108
Regional Health Ministry of the Metropolitan Region [Member] | Alleged Violation of Health Regulations [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				CLF 50	$ 3,211
Superintendence of Electricity and Fuels [Member] | Alleged Breaches of Maintaining Electrical Installations in Good Condition [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed						CLF 39,261	$ 2,521,184
Superintendence of Environment [Member] | Violations During Construction Phase of Geothermal Power Plant [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Number of environmental violations	16
Number of environmental violations classified as minor	13
Legal claim amount paid		CLF 674.9	$ 524,746
Superintendence of Environment [Member] | Violations Relating to Archaeological Matters During Construction Phase of Geothermal Power Plant [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Number of environmental violations classified as serious	3